10. Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Details
2016	$ 664
2017	550
2018	501
2019	490
2020	422
Thereafter	1,548
Total minimum obligation	$ 4,175